CONTIGENCIES	12 Months Ended
Dec. 31, 2011
CONTIGENCIES [Abstract]
CONTIGENCIES

NOTE D - CONTIGENCIES

As of December 31, 2008, the Company had a debt recorded in the amount of $375,244 payable to eAngels EquiDebt Partners ("eAngels"). The outstanding balance bore interest at 10% per year and had accrued interest for the years ended December 31, 2008,  and 2007 $187,621 and $150,097 respectively. The Company has disputed their liability for this debt since 2005 and has provided documentary evidence showing that this obligation was fully satisfied as part of the share exchange transaction executed on February 13, 2004.  The liability of $375,244 and accrued interest in the amount of $187,622 has been removed from the balance sheet as of December 31, 2009.

As of December 31, 2008, the Company had a note payable in the amount of $100,000 recorded . The note bore interest at 10% per year and had accrued interest for the years ended December 31, 2008, 2007 and 2006 of $56,274, $46,274 and $36,274, respectively. The Company has disputed their liability for this debt.  The Company has disputed their liability for this debt since 2005 and has provided documentary evidence showing that this obligation was fully satisfied as part of the share exchange transaction executed on February 13, 2004.  The liability of $100,000 and accrued interest in the amount of $56,274 has been removed from the balance sheet as of December 31, 2009.

As of December 31, 2008, the Company had accrued a liability in the amount of $2,000 for consulting services provided by FutureVest, Inc. The Company has disputed their liability for this amount and FutureVest, Inc. has not provided any information to substantiate that any services were provided.  As of December 31, 2010 the liability has been eliminated and the charge to operating expense has been reversed.

As of December 31, 2008, the Company had accrued a liability in the amount of $24,000 for consulting services provided by Alexis Global, Inc. The Company has disputed their liability for this amount and Alexis Global, Inc. has not provided any information to substantiate that any services were provided.  As of December 31, 2009 the liability has been eliminated and the charge to operating expense has been reversed.